4. Stockholders’ Equity (Details 0) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Stockholders Equity Details 0
Sales of unregistered securities - Issuance - For Cash	40,000
Issuance - For Debt Repayment	152,117
Series B Conversion	1,006,777
Series C Dividends	18,562
Series B Dividends	11,086
Option Exercised	1,786	2,424
Warrant Exercised - Cashless	95,413
Warrant Exercised - For Cash	13,500
Issued for December 2014 public offering warrant exchange	26,190
Issued for Consulting Services	36,697
Total	1,402,128